PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Mirova U.S. Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 97.0% of Net Assets
	Auto Components – 2.3%
851	Aptiv PLC(a)	$101,873

	Banks – 3.5%
522	Signature Bank	153,202

	Chemicals – 3.3%
829	Ecolab, Inc.	146,368

	Commercial Services & Supplies – 3.9%
1,087	Waste Management, Inc.	172,290

	Communications Equipment – 1.1%
833	Cisco Systems, Inc.	46,448

	Containers & Packaging – 2.1%
1,037	Ball Corp.	93,330

	Diversified Consumer Services – 1.5%
517	Bright Horizons Family Solutions, Inc.(a)	68,601

	Diversified Telecommunication Services – 2.1%
1,869	Verizon Communications, Inc.	95,207

	Electric Utilities – 4.6%
2,435	NextEra Energy, Inc.	206,269

	Electrical Equipment – 0.9%
1,377	Sunrun, Inc.(a)	41,820

	Electronic Equipment, Instruments & Components – 1.3%
817	Trimble, Inc.(a)	58,938

	Health Care Equipment & Supplies – 3.1%
457	Intuitive Surgical, Inc.(a)	137,868

	Household Products – 1.3%
735	Colgate-Palmolive Co.	55,735

	Industrial Conglomerates – 4.9%
459	Roper Technologies, Inc.	216,754

	Internet & Direct Marketing Retail – 4.1%
3,159	eBay, Inc.	180,884

	IT Services – 8.6%
183	Accenture PLC, Class A	61,713
619	MasterCard, Inc., Class A	221,218
456	Visa, Inc., Class A	101,127

		384,058

	Life Sciences Tools & Services – 10.9%
746	Danaher Corp.	218,824

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – continued
451	Thermo Fisher Scientific, Inc.	$266,383

		485,207

	Machinery – 5.1%
700	Watts Water Technologies, Inc., Series A	97,713
1,517	Xylem, Inc.	129,339

		227,052

	Personal Products – 2.7%
445	Estee Lauder Cos., Inc. (The), Class A	121,182

	Pharmaceuticals – 3.4%
521	Eli Lilly & Co.	149,199

	Semiconductors & Semiconductor Equipment – 9.6%
967	First Solar, Inc.(a)	80,977
754	NVIDIA Corp.	205,736
1,358	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	141,585

		428,298

	Software – 12.7%
370	Adobe, Inc.(a)	168,579
399	Avalara, Inc.(a)	39,705
1,158	Microsoft Corp.	357,023

		565,307

	Water Utilities – 4.0%
1,062	American Water Works Co., Inc.	175,793

	Total Common Stocks (Identified Cost $3,837,879)	4,311,683

Principal Amount

Short-Term Investments – 3.4%
$ 148,892	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $148,892 on 4/01/2022 collateralized by $121,900 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $151,975 including accrued interest(b) (Identified Cost $148,892)	148,892

	Total Investments – 100.4% (Identified Cost $3,986,771)	4,460,575
	Other assets less liabilities – (0.4)%	(16,832)

	Net Assets – 100.0%	$4,443,743

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,311,683	$—	$—	$4,311,683
Short-Term Investments	—	148,892	—	148,892

Total	$4,311,683	$148,892	$—	$4,460,575

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Software	12.7%
Life Sciences Tools & Services	10.9
Semiconductors & Semiconductor Equipment	9.6
IT Services	8.6
Machinery	5.1
Industrial Conglomerates	4.9
Electric Utilities	4.6
Internet & Direct Marketing Retail	4.1
Water Utilities	4.0
Commercial Services & Supplies	3.9
Banks	3.5
Pharmaceuticals	3.4
Chemicals	3.3
Health Care Equipment & Supplies	3.1
Personal Products	2.7
Auto Components	2.3
Diversified Telecommunication Services	2.1
Containers & Packaging	2.1
Other Investments, less than 2% each	6.1
Short-Term Investments	3.4

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%